Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions

Note 8 - Related Party and Party-In-Interest Transactions

Certain Plan investments held during 2025 and 2024 were issued by MML Investors Services Inc., a subsidiary of Empower Retirement, the Plan’s third-party administrator. The Plan also invests in The GEO Group, Inc. common stock and therefore, these transactions qualify as related party and party-in-interest transactions. Notes receivable from participants are also considered party-in-interest transactions.